REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 176	$ (0)	$ (0)
Percentage of Revenue	100.00%
ISRAEL
Disaggregation of Revenue [Line Items]
Revenue	$ 12
Percentage of Revenue	7.00%
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue	$ 164
Percentage of Revenue	93.00%
Sale Of Belts [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 78
Percentage of Revenue	44.00%
Refurbishment Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 5
Percentage of Revenue	3.00%
Subscription Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 93
Percentage of Revenue	53.00%